Investment Strategy	Jan. 28, 2026
NAA Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is an asset allocation fund. Under normal circumstances, the Fund uses a balanced approach to invest in a broad range of securities, including equity, debt, and securities issued and guaranteed by the U.S. government and federal agencies and instrumentalities. The Fund’s asset allocation strategy diversifies equity securities and fixed-income investments. The Fund employs a proprietary quantitative model to determine the exposure between equity and fixed income to participate in rising markets while attempting to preserve capital during market declines. The Fund’s exposure will generally be at least 15% fixed income and up to 85% equity.

In selecting investments for the Fund, the Adviser uses qualitative and quantitative analysis, credit research, and other proprietary strategies to identify securities that, in combination, are expected to contribute to exceeding the total return of the Blended Allocation Index (defined below) by attempting to avoid the “losers” in the Index. The “avoid the losers” philosophy is fundamental to the underlying actuarial-like approach of the Adviser with respect to asset management. In its attempts to generate alpha, the Adviser does not aim to pick the winners; instead, it aims to avoid the losers. A loser is a company that, according to the Adviser’s investment methodology, cannot deliver revenue growth to support its stock price. The Adviser has developed a probability-based measure to identify and avoid these stocks, called the h-factor (“h-factor”), which is the foundation of the Adviser’s investment philosophy. The h-factor measures the probability a company cannot deliver the revenue growth indicated by its stock price. In buying and selling securities for the Fund, the Adviser will apply its proprietary h-factor methodology to its security selection process. H-factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, h-factor aims to identify underpriced and overpriced securities and assign them an h-factor score, which is the probability that the issuer will not deliver revenue growth to support the securities’ current price. By assigning these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities.

Equity Allocation

Under normal circumstances, the Fund’s equity allocation pursues its objective by investing in large-capitalization securities. The Fund generally defines large market capitalization as those companies with market capitalizations generally falling within the range of the S&P 500® Index. The capitalization range of the S&P 500® Index is between $5.5 billion and $4.5 trillion as of December 31, 2025. The Fund’s equity allocation will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common or preferred shares of the issuing company, typically at the option of the security holder. The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETF”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

Fixed-Income Allocation

The fixed-income allocation of the Fund primarily invests in investment-grade and high-yield corporate bonds as well as government, asset-backed, mortgage-backed, and similar debt securities and money market instruments. The rating category of a security will be determined at the time of purchase. If a security is subsequently downgraded, the Fund will not be obligated to dispose of that security but may continue to hold the security if deemed appropriate by the portfolio managers. The Fund may also invest in unrated securities based on the portfolio managers’ assessment of their credit quality.

“Investment grade” quality means securities that are rated at the time of purchase Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s), BBB- or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”), an equivalent rating by another nationally recognized statistical rating organization, or unrated securities determined by the Adviser to be of comparable credit quality. High-yield securities (i.e., junk bonds), often referred to as “below investment grade,” include those rated below Baa3 by Moody’s, BBB- by Standard & Poor’s, an equivalent rating by another nationally recognized statistical rating organization, or unrated securities determined by the Adviser to be of comparable credit quality.

To gain exposure to certain asset classes, the Fund may invest in varying combinations of affiliated investment companies advised by the Adviser.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change, or to meet redemption requests. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and more capital gains tax liabilities than a fund with a buy and hold strategy.

NAA Large Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in large-capitalization securities that the Adviser considers having “value” characteristics. The Fund defines:

●	“value” as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●	“large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index. The capitalization range of the S&P 500® Index is between $5.5 billion and $4.5 trillion as of December 31, 2025.

The Fund will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common or preferred shares of the issuing company, typically at the option of the security holder. The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETF”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, the Adviser uses qualitative and quantitative analysis, and other proprietary strategies to identify securities that, in combination, are expected to contribute to exceeding the total return of the S&P 500 Value Index by attempting to avoid the “losers” in the Index. The “avoid the losers” philosophy is fundamental to the underlying actuarial-like approach of the Adviser with respect to asset management. In its attempts to generate alpha, the Adviser does not aim to pick the winners; instead, it aims to avoid the losers. A loser is a company that, according to the Adviser’s investment methodology, cannot deliver revenue growth to support its stock price. The Adviser has developed a probability-based measure to identify and avoid these stocks, called the h-factor (“h-factor”), which is the foundation of the Adviser’s investment philosophy. The h-factor measures the probability a company cannot deliver the revenue growth indicated by its stock price. In buying and selling securities for the Fund, the Adviser will apply its proprietary h-factor methodology to its security selection process. H-factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, h-factor aims to identify underpriced and overpriced securities and assign them an h-factor score, which is the probability that the issuer will not deliver revenue growth to support the securities’ current price. By assigning these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change, or to meet redemption requests.

NAA Large Core Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in large-capitalization securities that the Adviser considers having “core” characteristics. The Fund defines “core” as investments that typically represent a balance between value and growth investing. However, any particular security may have different degrees of growth or value characteristics. The Fund defines:

●	“value” as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●	“growth” as investments having what the Adviser believes to be above-average growth rates (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields), each as compared to their industry or the overall market.

●	“large-capitalization as those companies with market capitalizations generally falling within the range of the S&P 500® Index. The capitalization range of the S&P 500® Index is between $5.5 billion and $4.5 trillion as of December 31, 2025.

The Fund will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible debt securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common or preferred shares of the issuing company, typically at the option of the security holder. The Fund may also invest in various investment vehicles, such as mutual funds and exchange-traded funds (“ETFs”), for portfolio management purposes, including cash and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, the Adviser uses qualitative and quantitative analysis, and other proprietary strategies to identify securities that, in combination, are expected to contribute to exceeding the total return of the S&P 500 Index by attempting to avoid the “losers” in the Index. The “avoid the losers” philosophy is fundamental to the underlying actuarial-like approach of the Adviser with respect to asset management. In its attempts to generate alpha, the Adviser does not aim to pick the winners; instead, it aims to avoid the losers. A loser is a company that, according to the Adviser’s investment methodology, cannot deliver revenue growth to support its stock price. The Adviser has developed a probability-based measure to identify and avoid these stocks, called the h-factor (“h-factor”), which is the foundation of the Adviser’s investment philosophy. The h-factor measures the probability a company cannot deliver the revenue growth indicated by its stock price. In buying and selling securities for the Fund, the Adviser will apply its proprietary h-factor methodology in its security selection process. H-factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, h-factor aims to identify underpriced and overpriced securities and assign them an h-factor score, which is the probability that the issuer will not deliver revenue growth to support the securities’ current price. By assigning these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change, or to meet redemption requests.

NAA Mid Growth Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Mid-capitalization securities that the Adviser considers having “growth” characteristics. The Fund defines:

●	“growth” as investments having what the Adviser believes to be above-average growth rates (high growth rates for earnings, sales, book value, and cash flow) as compared to their industry or the overall market.

●	“mid-capitalization” as those companies with market capitalizations generally within the range of the S&P MidCap 400® Index. The capitalization range of the S&P MidCap 400® Index is between $502 million and $33 billion as of December 31, 2025.

The Fund will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common or preferred shares of the issuing company, typically at the option of the security holder.

The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETFs”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, the Adviser uses qualitative and quantitative analysis, and other proprietary strategies to identify securities that, in combination, are expected to contribute to exceeding the total return of the S&P Mid Cap 400 Growth Index by attempting to avoid the “losers” in the Index. The “avoid the losers” philosophy is fundamental to the underlying actuarial-like approach of the Adviser with respect to asset management. In its attempts to generate alpha, the Adviser does not aim to pick the winners; instead, it aims to avoid the losers. A loser is a company that, according to the Adviser’s investment methodology, cannot deliver revenue growth to support its stock price. The Adviser has developed a probability-based measure to identify and avoid these stocks, called the h-factor (“h-factor”), which is the foundation of the Adviser’s investment philosophy. The h-factor measures the probability a company cannot deliver the revenue growth indicated by its stock price. In buying and selling securities for the Fund, the Adviser will apply its proprietary h-factor methodology to its security selection process. H-factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, h-factor aims to identify underpriced and overpriced securities and assign them an h-factor score, which is the probability that the issuer will not deliver revenue growth to support the securities’ current price. By assigning these scores, the Adviser seeks to avoid the overpriced securities and invests in the underpriced securities.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change, or to meet redemption requests.

NAA Opportunity Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal market conditions, the Fund pursues its objective by investing in long and short positions of domestic equity and equity-related securities (including swaps and other derivative investments giving long or short exposure to domestic equity securities). The Fund will ordinarily hold simultaneous long and short positions in equity securities or securities markets that provide exposure up to a level equal to 150% of the Fund’s net assets for both the long and short positions. That level of exposure is obtained through stocks or derivatives, including swap agreements (which include but are not limited to, total return swap agreements). The Fund’s typical investment exposure ranges from net long of 80% of net asset value to net short exposure of 20% of net asset value. The overall investment exposure will change as market opportunities change and may be outside this range based on the Adviser’s view of current market conditions.

The Fund may invest in domestic equity securities, including small-, mid-, and large-capitalization securities. The Fund defines:

●	“large-capitalization” as those companies with market capitalizations generally falling within the range of the S&P 500® Index. The capitalization range of the S&P 500® Index is between $5.5 billion and $4.5 trillion as of December 31, 2025.

●	“mid-capitalization” as those companies with market capitalizations generally within the range of the S&P MidCap 400® Index. The capitalization range of the S&P MidCap 400® Index is between $502 million and $33 billion as of December 31, 2025.

●	“small-capitalization” as those companies with market capitalizations generally within the range of the S&P SmallCap 600® Index. The capitalization range of the S&P SmallCap 600® Index is between $310 million and $9.2 billion as of December 31, 2025.

The Fund may also invest in derivative instruments, including swaps on selected baskets of equity securities, to enable it to pursue its investment objective without investing directly in the securities of companies to which the Fund is seeking exposure. The Fund may also invest in derivatives, such as options and futures contracts, to hedge or gain leveraged exposure to a particular sector, industry, market risk factor, or company or to obtain or replicate market exposure depending on market conditions. The Fund will often invest in instruments traded in the over-the-counter (“OTC”) market, which generally provides less transparency than exchange-traded instruments. The Fund also may enter into long positions or short sales of broad-based stock indices for hedging purposes to reduce the Fund’s risk or volatility through, among other instruments, exchange-traded funds (“ETFs”) and closed-end funds. In selecting funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

While the Fund anticipates investing in these securities and instruments to achieve its investment objective, the extent of the Fund’s investment in these securities and instruments may vary depending on several factors, including price, availability, and general market conditions. The Fund may hold U.S. government securities, short-term, high-quality (rated AA or higher) fixed-income instruments, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less to collateralize its derivative positions. The Fund may also enter into repurchase agreements with counterparties deemed to present acceptable credit risks.

In buying and selling securities for the Fund, the Adviser will apply its proprietary h-factor scores (“h-factor”) methodology to its security selection process. The “avoid the losers” philosophy is fundamental to the underlying actuarial-like approach of the Adviser with respect to asset management. In its attempts to generate alpha, the Adviser does not aim to pick the winners; instead, it aims to avoid the losers. A loser is a company that, according to the Adviser’s investment methodology, cannot deliver revenue growth to support its stock price. The Adviser has developed a probability-based measure to identify and avoid these stocks, called the h-factor (“h-Factor”), which is the foundation of the Adviser’s investment philosophy. The h-factor measures the probability a company cannot deliver the revenue growth indicated by its stock price. H-factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, h-factor aims to identify underpriced and overpriced securities and assign them an h-factor score, which is the probability that the issuer will not deliver revenue growth to support the securities’ current price. By assigning these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change, to meet redemption requests, or close or unwind derivatives transactions. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and more capital gains tax liabilities than a fund with a buy and hold strategy.

NAA Risk Managed Real Estate Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in (i) long and short equity securities of issuers primarily engaged in the real estate industry, such as real estate investment trusts (“REITs”); and (ii) equity-like securities, including individual securities, exchange-traded funds (“ETFs”) and derivatives, giving exposure to (i.e., economic characteristics similar to) issuers primarily engaged in the real estate industry. The Fund seeks to manage investment risk by taking both long and short positions in real estate investments. In selecting ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy. The Fund will concentrate its investments in the real estate industry (i.e., invest more than 25% of its total assets in securities of issuers considered to be primarily engaged in the real estate industry).

The Fund will consider an issuer to be primarily engaged in the real estate industry if: (i) at least 50% of its assets, income, sales, or profits are committed to or derived from the ownership, construction, management, financing, leasing, brokering, or sale of residential or commercial real estate, or the provision of products and services related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies or (ii) a widely recognized industry classification system provider has given the company an industry or sector classification consistent with the real estate industry.

Equity securities in which the Fund may invest include common stocks, REITs, and other investment vehicles primarily engaged in the real estate industry, ETFs, exchange-traded notes (“ETNs”) giving exposure to real estate markets, and American Depositary Receipts (“ADRs”). The Fund may take a long position by buying a security that the Adviser believes will appreciate. Alternatively, it may sell a security short by borrowing it from a third party to sell it later at a market price. The Fund may also obtain exposure to long and short positions by entering into swap agreements (including, but not limited to, total return swap agreements). Short positions may be used to hedge long positions or to seek positive returns where the Adviser believes the security will depreciate.

To enhance the Fund’s exposure to real estate markets and to seek to increase the Fund’s returns, at the discretion of the Adviser, the Fund’s long and short positions in equities may be combined with investments in derivatives, which may include, among other derivatives: swap agreements (including, among other types of swaps, total return swaps); options on securities, futures contracts, and stock indices; and stock index futures contracts (some of these instruments may be traded in the over-the-counter market). These investments may hedge the Fund’s portfolio, maintain exposure to the equity markets, increase returns, generate income, or seek to manage the portfolio’s volatility. The Fund intends to borrow from banks to take larger positions and to seek an enhanced return.

In buying and selling securities for the Fund, the Adviser will apply its proprietary h-factor scores (“h-factor”) methodology to its security selection process. The “avoid the losers” philosophy is fundamental to the underlying actuarial-like approach of the Adviser with respect to asset management. In its attempts to generate alpha, the Adviser does not aim to pick the winners; instead, it aims to avoid the losers. A loser is a company that, according to the Adviser’s investment methodology, cannot deliver revenue growth to support its stock price. The Adviser has developed a probability-based measure to identify and avoid these stocks, called the h-factor (“h-Factor”), which is the foundation of the Adviser’s investment philosophy. The h-factor measures the probability a company cannot deliver the revenue growth indicated by its stock price. H-factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, h-factor aims to identify underpriced and overpriced securities and assign them an h-factor score, which is the probability that the issuer will not deliver revenue growth to support the securities’ current price. By assigning these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change, to meet redemption requests, or close or unwind derivatives transactions.

NAA SMid Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in Small- and Mid-capitalization securities that the Adviser considers having “value” characteristics. The Fund defines:

●	“value” as investments that appear to be undervalued relative to assets, earnings, growth potential or cash flows.

●	“mid-capitalization” as those companies with market capitalizations generally within the range of the S&P MidCap 400® Index. The capitalization range of the S&P MidCap 400® Index is between $502 million and $33 billion as of December 31, 2025.

●	“small-capitalization” as those companies with market capitalizations generally within the range of the S&P SmallCap 600® Index. The capitalization range of the S&P SmallCap 600® Index is between $310 million and $9.2 billion as of December 31, 2025.

The Fund will primarily invest in equity securities, including common stocks, REITs, options, warrants, convertible securities of U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”). Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common and preferred shares of the issuing company, typically at the option of the security holder The Fund may also invest in various investment vehicles for portfolio management purposes, such as mutual funds and exchange-traded funds (“ETFs”), including cash management and liquidity management, to obtain a higher return on collateral positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in individual securities. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

In selecting investments for the Fund, the Adviser uses qualitative and quantitative analysis, and other proprietary strategies to identify securities that, in combination, are expected to contribute to exceeding the total return of the S&P 1000 Value Index by attempting to avoid the “losers” in the Index. The “avoid the losers” philosophy is fundamental to the underlying actuarial-like approach of the Adviser with respect to asset management. In its attempts to generate alpha, the Adviser does not aim to pick the winners; instead, it aims to avoid the losers. A loser is a company that, according to the Adviser’s investment methodology, cannot deliver revenue growth to support its stock price. The Adviser has developed a probability-based measure to identify and avoid these stocks, called the h-factor (“h-factor”), which is the foundation of the Adviser’s investment philosophy. The h-factor measures the probability a company cannot deliver the revenue growth indicated by its stock price. In buying and selling securities for the Fund, the Adviser will apply its proprietary h-factor methodology to its security selection process. H-factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, h-factor aims to identify underpriced and overpriced securities and assign them an h-factor score, which is the probability that the issuer will not deliver revenue growth to support the securities’ current price. By assigning these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change, or to meet redemption requests.

NAA World Equity Income Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund will invest at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in equity securities. Generally, the Fund intends to invest in dividend-yielding equity securities. The Fund is not limited in the percentage of assets it may invest in securities listed, traded, or dealt in any one country, region, or geographic area, and it may invest in several countries throughout the world, including emerging markets.

While the Fund tends to focus its investments in equity securities of large capitalization companies, it can also invest in companies that represent a broad range of market capitalizations and will not be constrained by capitalization limits. At times, the Fund may thus invest a significant portion of its assets in small- and mid-capitalization companies. The equity securities in which the Fund may invest include, but are not limited to, common stock, REITs, preferred stock, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADS”), convertible securities and warrants. Convertible securities are hybrid financial instruments that typically consist of bonds, debentures, or preferred shares that can be converted into a specified number of common or preferred shares of the issuing company, typically at the option of the security holder.

The Fund invests in securities denominated in a wide variety of currencies.

The Fund may invest in various investment vehicles, such as exchange-traded funds (“ETFs”) and other mutual funds, to manage its cash position or gain exposure to the equity markets or a particular sector of the equity markets. These investments may be more liquid than investing directly in individual issuers. In selecting mutual funds and ETFs for investment, the Adviser will prioritize investments that align with and support the Fund’s overall strategy.

The Fund may also hold up to 20% of its assets (net assets, plus the amount of any borrowing for investment purposes) in non-equity securities of foreign or U.S. issuers. These investments may include both investment-grade and high-yield fixed income securities.

The Fund may invest in securities of “investment grade” quality. “Investment grade” quality means securities that are rated at the time of purchase Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s), BBB- or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”), an equivalent rating by another nationally recognized statistical rating organization, or unrated securities determined by the Adviser to be of comparable credit quality. High-yield securities, often referred to as “below investment grade,” include those rated below Baa3 by Moody’s, BBB- by Standard & Poor’s, an equivalent rating by another nationally recognized statistical rating organization, or unrated securities determined by the Adviser to be of comparable credit quality.

The Fund will seek to reduce its interest rate or foreign currency exposure by engaging in transactions and derivatives designed to hedge against adverse movements in interest rates or foreign currencies, including forward foreign currency contracts, spot market transactions, currency futures, swaps, and options. At times, the Fund may engage in extensive foreign currency hedging transactions.

In selecting investments for the Fund, the Adviser uses qualitative and quantitative analysis, and other proprietary strategies to identify securities that, in combination, are expected to contribute to exceeding the total return of the S&P Developed BMI Index by attempting to avoid the “losers” in the Index. The “avoid the losers” philosophy is fundamental to the underlying actuarial-like approach of the Adviser with respect to asset management. In its attempts to generate alpha, the Adviser does not aim to pick the winners; instead, it aims to avoid the losers. A loser is a company that, according to the Adviser’s investment methodology, cannot deliver revenue growth to support its stock price. The Adviser has developed a probability-based measure to identify and avoid these stocks, called the h-factor (“h-factor”), which is the foundation of the Adviser’s investment philosophy. The h-factor measures the probability a company cannot deliver the revenue growth indicated by its stock price. In buying and selling securities for the Fund, the Adviser will apply its proprietary h-factor methodology to its security selection process. H-factor uses an algorithm rooted in actuarial risk principles to construct a portfolio with exposure to returns across sectors, styles, geographies, and asset classes. Using an actuarial-based approach, h-factor aims to identify underpriced and overpriced securities and assign them an h-factor score, which is the probability that the issuer will not deliver revenue growth to support the securities’ current price. By assigning these scores, the Adviser seeks to avoid the overpriced securities and invest in the underpriced securities.

The Fund will sell investments when they no longer meet the Adviser’s investment criteria, market conditions change, to meet redemption requests, or close or unwind derivatives transactions. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and more capital gains tax liabilities than a fund with a buy and hold strategy.